Subsequent Events (Details)											1 Months Ended									3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2025 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Oct. 31, 2024 USD ($)	Jul. 31, 2024 $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	Apr. 26, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Feb. 29, 2024 USD ($) shares	Jan. 31, 2024 USD ($)	May 31, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 15, 2024 $ / shares shares	Oct. 01, 2024 $ / shares	Apr. 01, 2024 shares	Oct. 30, 2023 shares
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares					$ 5	$ 6						$ 5	$ 5							$ 5	$ 5
Underwriting discounts and commission | $																					$ 790,000
Warrant purchase price (in Dollars per share) | $ / shares					$ 6				$ 7.5				$ 6							$ 4	$ 4		$ 7.5
Aggregate amount received from investors | $																					$ 2,025,000
Accrued fees shares (in Shares)												66,549
Warrants to purchase shares (in Shares)																				12,500	12,500
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001											$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Sale of stock amount | $																					$ 110,600
Representatives warrants shares (in Shares)																				84,375	84,375
Common stock, shares issued (in Shares)									381,484											441,914	441,914		381,484	381,555
Common stock paid | $																					$ 670,686
Price per share (in Dollars per share) | $ / shares									$ 157.89														$ 157.89
Previously paid shares (in Shares)																					50,972
Related party amount | $						$ 166,667							$ 166,667								$ 3,247,425		$ 1,433,000
Prepaid warrants (in Shares)			250,000		6			1,203,783	546,927				6				1,203,783						546,927
Number of shares (in Shares)			250,000
Warrants exercisable | $
Commitment shares sold percentage																					7.00%
Agreed to purchase amount | $																					$ 500,000
Trading days																					3 days
Preferred stock stated value (in Dollars per share) | $ / shares									$ 0.0001											$ 0.0001	$ 0.0001		$ 0.0001
Dividend rate																					110.00%
Assumed stock amount | $																					$ 1,680,517
Beneficially owning shares																					4.99%
Authorized capital (in Shares)									10,000,000											70,000,000	70,000,000		10,000,000	3,000,000			70,000,000
Convertible notes payable | $																								$ 8,041,000
Maturity date																Aug. 29, 2026
Proceeds from convertible | $																						6,165,000	5,590,000	10,740,000
Aggregate total principal | $							$ 6,803,370
Proceeds from a related party | $																					$ 0	$ 1,200,000	2,950,000	$ 4,675,000
Paid-in-capital | $									27,591,635														$ 27,591,635
Compensation expense | $									18,394,817
Recognize an expense | $									$ 1,746,895
Cashless exercise provision (in Dollars per share) | $ / shares									$ 6
Related warrants (in Shares)						66,549			755,919											12,500	12,500		755,919
Expire date																							Aug. 31, 2024
Post acquisition																							3 years
Aggregate common stock | $																					$ 2,400,000		$ 2,400,000
Securing agreement amount | $																					395,000		395,000
Additional cash payable | $																					395,000		395,000
Current and new investors | $									$ 12,000,000									$ 12,000,000					12,000,000
Capital account | $																					25,300,000		25,300,000
Pay out | $																					$ 25,300,000		$ 25,300,000
Ownership interest description																							The Company retains 11.2071% ownership interest in this entity plus a 2.5% override in the waterfall of distributions.
Flavored Bourbon, LLC [Member]
Subsequent Events [Line Items]
Capital account | $																							$ 25,300,000
Pay out | $																							$ 25,300,000
Ownership interest description																							The Company retains 11.2071% ownership interest in this entity plus a 2.5% override in the waterfall of distributions
Warrant [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					15,625
Stock price per share (in Dollars per share) | $ / shares																				$ 5	$ 5
Purchase aggregate common stock (in Shares)					14,891
Warrant purchase price (in Dollars per share) | $ / shares					$ 6								$ 6		$ 0.001					$ 6	$ 6
Warrants to purchase shares (in Shares)																				24,979	24,979
Prepaid warrants (in Shares)					44,333				546,927				44,333		546,927					510,315	510,315		546,927
Number of shares (in Shares)																					5,530
Warrants exercisable | $																				$ 75,000	$ 75,000
Cashless exercise provision (in Dollars per share) | $ / shares																				$ 6	$ 6
Related warrants (in Shares)					29,705				908,334			13,333	29,705										908,334	8,166
Common Stock [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)										9,500,000
Stock price per share (in Dollars per share) | $ / shares																				$ 5	$ 5
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001
Sale of stock amount | $								$ 50,000
Common stock, shares issued (in Shares)									381,484											441,914	441,914		381,484
Common stock paid | $																					$ 670,686
Price per share (in Dollars per share) | $ / shares																$ 7.5				$ 13.16	$ 13.16
Previously paid shares (in Shares)																					116,699
Assumed stock amount | $
Authorized capital (in Shares)																												9,500,000
Common stock value | $									$ 331														$ 331
Paid-in-capital | $									$ 36,283,560														36,283,560
Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares																				4	$ 4
Warrant purchase price (in Dollars per share) | $ / shares																				$ 0.001	0.001
TTS Acquisition [Member]
Subsequent Events [Line Items]
Fair value probability | $																							$ 670,686
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted shares (in Shares)									105,360
Remaining restricted shares (in Shares)									11,064
Grant value per share (in Dollars per share) | $ / shares									$ 157.89												$ 157.89
Thinking Tree Spirits, Inc. [Member]
Subsequent Events [Line Items]
Percentage of common stock owned																				4.99%	4.99%
Subsequent Event [Member]
Subsequent Events [Line Items]
Beneficially own percentage		9.99%
Price per share (in Dollars per share) | $ / shares		$ 4
Previously paid shares (in Shares)		167,671
Related party amount | $				$ 166,667							$ 166,667
Percentage of interest rate				1.25%							1.25%
Subsequent Event [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares		$ 3.99
TTS shareholders [Member]
Subsequent Events [Line Items]
Unregistered common stock (in Shares)																				83,407	83,407
Forecast [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)		546,927
Stock price per share (in Dollars per share) | $ / shares		$ 4
Underwriting discounts and commission | $	$ 790,000	$ 127,000
Purchase aggregate common stock (in Shares)		382,205
Warrant purchase price (in Dollars per share) | $ / shares		$ 5																							$ 4
Private offering of common warrants | $		$ 1,397,998
Accrued fees shares (in Shares)		66,549
Price per share (in Dollars per share) | $ / shares		$ 4
Prepaid warrants (in Shares)		8,241
Number of shares (in Shares)		6,913
Related warrants (in Shares)																									19,983
Forecast [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares		$ 0.01
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)		507,394
Stock price per share (in Dollars per share) | $ / shares		$ 5
Warrant purchase price (in Dollars per share) | $ / shares		$ 3.99
Number of shares (in Shares)		5,530
IPO [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					1,687,500
Stock price per share (in Dollars per share) | $ / shares					$ 5				5				$ 5		$ 4					$ 4	$ 4		$ 5
Net proceeds | $																					$ 5,960,000
Warrant purchase price (in Dollars per share) | $ / shares																				6	$ 6
Sale of stock amount | $												$ 266,667
Price per share (in Dollars per share) | $ / shares															$ 10					4	$ 4
Previously paid shares (in Shares)																					167,671
Cashless exercise provision (in Dollars per share) | $ / shares																					$ 6
IPO [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares					5								$ 5							5	5
IPO [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares																				$ 4	$ 4
Common stock, shares issued (in Shares)												134,137
IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)		1,687,500
Beneficially own percentage		4.99%
Price per share (in Dollars per share) | $ / shares		$ 4
IPO [Member] | Subsequent Event [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)		382,205
Price per share (in Dollars per share) | $ / shares		$ 0.01
IPO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)	1,687,500																						50,972
Stock price per share (in Dollars per share) | $ / shares	$ 4	4							$ 5														$ 5		$ 4
Net proceeds | $	$ 5,960,000
Warrant purchase price (in Dollars per share) | $ / shares		$ 0.01
Prepaid warrants (in Shares)		14,891
Related warrants (in Shares)		5,092
IPO [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares		$ 4																							5
TTS Acquisition [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of interest rate				15.00%
Two Thousand Twenty Three Series Point Convertible Whiskey Special Ops Two Thousand Twenty Three Notes Warrants [Member]
Subsequent Events [Line Items]
Common stock, shares issued (in Shares)									2,399,090						2,399,090								2,399,090
Prepaid warrants (in Shares)									546,927						546,927								546,927
Related warrants (in Shares)							884,116								755,919
Two Thousand Twenty Three Series Point Convertible Whiskey Special Ops Two Thousand Twenty Three Notes Warrants [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock, shares issued (in Shares)									2,399,090														2,399,090
Two Thousand Twenty Three Series Point Convertible Whiskey Special Ops Two Thousand Twenty Three Notes Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares		$ 4
Related warrants (in Shares)		197,013
Minimum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Beneficially owning shares												9.99%
Maximum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Beneficially owning shares												9.99%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Previously paid shares (in Shares)		116,699
Second Tranche [Member]
Subsequent Events [Line Items]
Agreed to purchase amount | $																					$ 500,000
2024 Plan [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock, shares issued (in Shares)																				2,500,000	2,500,000
TTS Brands [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									$ 1											$ 1	$ 1		$ 1
Convertible Whiskey Special Ops 2023 Notes [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)		2,399,090
May 2024 and July 2024 Factoring Agreements [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					16,667
May 2024 and July 2024 Factoring Agreements [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																				4	$ 4
Investor [Member]
Subsequent Events [Line Items]
Accounts receivable | $													$ 250,000								$ 250,000
Aggregate total principal | $																			$ 2,160,000
Proceeds from a related party | $													399,667	$ 399,667
Investor [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares																									$ 5
TTS Acquisition [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					50,972
Assumed stock amount | $								364,500
ELOC Purchase Agreement [Member]
Subsequent Events [Line Items]
Assumed stock amount | $																					$ 15,000,000
Convertible Promissory Notes [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					3,312,148
Two Investors [Member]
Subsequent Events [Line Items]
Aggregate amount received from investors | $													$ 399,667	$ 399,667
TTS Acquisition [Member] | IPO [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					134,137
Price per share (in Dollars per share) | $ / shares																				5	$ 5
Thinking Tree Spirits, Inc. [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Sale of stock amount | $								$ 670,686
Thinking Tree Spirits, Inc. [Member] | IPO [Member]
Subsequent Events [Line Items]
Assumed stock amount | $																							$ 670,686
Whiskey Special Ops 2023 Notes [Member]
Subsequent Events [Line Items]
Interest rate																12.5
Whiskey Special Ops 2023 Notes [Member] | Minimum [Member]
Subsequent Events [Line Items]
Convertible notes payable | $																$ 5,000,000
Whiskey Special Ops 2023 Notes [Member] | Maximum [Member]
Subsequent Events [Line Items]
Convertible notes payable | $																10,000,000
Whiskey Special Ops 2023 Notes [Member]
Subsequent Events [Line Items]
Prepaid warrants (in Shares)							884,116
Convertible notes payable | $									$ 26,797,284														26,797,284
Proceeds from convertible | $							$ 6,630,870								$ 540,000	$ 1,630,760	$ 718,110	$ 767,000					$ 2,975,000
Aggregate total principal | $							2,405,500
Proceeds from a related party | $							$ 2,233,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					29,661
Stock price per share (in Dollars per share) | $ / shares																				$ 10	$ 10
Warrant purchase price (in Dollars per share) | $ / shares					$ 5								$ 5
Aggregate amount received from investors | $																				$ 2,025,000
Aggregate shares of preferred stock (in Shares)												29,661									27,700
Sale of stock amount | $																				$ 110,600
Prepaid warrants (in Shares)					18,333								18,333							510,315	510,315
Number of shares (in Shares)																					11,060
Preferred stock stated value (in Dollars per share) | $ / shares																				$ 12	$ 12
Dividend rate																					25.00%
Cashless exercise provision (in Dollars per share) | $ / shares																				6
Series A Preferred Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares																				$ 5	$ 5
Aggregate shares of preferred stock (in Shares)												44,291
Sale of stock amount | $																					$ 266,667
Prepaid warrants (in Shares)					8,241								8,241							197,013	197,013
Related warrants (in Shares)					5,092							19,983	5,092
Series A Preferred Stock [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares		$ 5
Prepaid warrants (in Shares)		246,267
Series A Preferred Stock [Member] | IPO [Member] | Warrant [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares																				$ 5	$ 5
Warrant purchase price (in Dollars per share) | $ / shares																				$ 5	$ 5
Prepaid warrants (in Shares)																				60,563	60,563
Series A Preferred Stock [Member] | IPO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares		$ 4
Prepaid warrants (in Shares)		75,705
Series A Preferred Stock [Member] | IPO [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase price (in Dollars per share) | $ / shares		$ 4
Prepaid warrants (in Shares)		197,013
Series A Preferred Stock [Member] | Two Thousand Twenty Three Series Point Convertible Whiskey Special Ops Two Thousand Twenty Three Notes Warrants [Member]
Subsequent Events [Line Items]
Prepaid warrants (in Shares)																				197,013	197,013
Dividend rate																					25.00%
Series A Preferred Stock [Member] | Two Thousand Twenty Three Series Point Convertible Whiskey Special Ops Two Thousand Twenty Three Notes Warrants [Member] | IPO [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares																				$ 5	$ 5
Series A Preferred Stock [Member] | May 2024 and July 2024 Factoring Agreements [Member]
Subsequent Events [Line Items]
Aggregate shares of preferred stock (in Shares)																					44,291
Series A Preferred Stock [Member] | Investor [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					27,700
Common Stock [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares																$ 7.5				5	$ 5
Common stock, par value (in Dollars per share) | $ / shares									$ 1											1	$ 1		$ 1
Common stock, shares issued (in Shares)									2,399,090						2,399,090								2,399,090
Common stock paid | $																					$ 670,686
Price per share (in Dollars per share) | $ / shares																				$ 13.16	$ 13.16
Authorized capital (in Shares)									69,500,000														69,500,000				10,000,000	9,500,000
Common stock value | $									$ 517														$ 517
Common stock payable | $									$ 800,000											$ 800,000	$ 800,000		$ 800,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares																										$ 4
Common Stock [Member] | Investor [Member]
Subsequent Events [Line Items]
Exchanged common stock (in Shares)																					15,000,000
Common Stock [Member] | IPO [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares									$ 13.16						$ 4					$ 4	$ 4		$ 13.16
Common stock, shares issued (in Shares)									134,137														134,137
Common Stock [Member] | IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares		$ 4
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Stock price per share (in Dollars per share) | $ / shares																				10	$ 10
Agreed to purchase amount | $																					$ 1,000,000
Preferred stock stated value (in Dollars per share) | $ / shares																				12	$ 12
Dividend rate																					15.00%
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares																				$ 1.8	$ 1.8
Founders Common Stock [Member]
Subsequent Events [Line Items]
Authorized capital (in Shares)									500,000														500,000